Property, plant, and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant, and equipment
Schedule of plant and equipment and depreciation and impairment

	Plant	Pipelines,
	and	networks,	Work in
	equipment	and lines	progress	Buildings	Lands	Other	Total
Cost
Balance as of December 31, 2022	62,807,662	60,287,768	13,462,321	15,354,065	5,199,069	3,225,278	160,336,163
Additions/capitalizations (1)	2,592,249	2,257,397	3,510,753	552,852	15,489	421,145	9,349,885
Abandonment cost update (Note 22)	55,694	221,944	—	(7,505)	—	(29)	270,104
Capitalized financial interests (2)	101,125	80,720	92,816	12,930	137	9,902	297,630
Exchange differences capitalized	457	365	659	58	1	45	1,585
Disposals	(653,972)	(266,862)	(15,128)	(13,398)	(498)	(70,430)	(1,020,288)
Foreign currency translation	(7,966,666)	(4,448,755)	(226,974)	(1,844,094)	(479,724)	(277,409)	(15,243,622)
Reclassifications/transfers	(2,039,040)	452,276	(1,304,461)	2,613,118	98,176	29,497	(150,434)
Balance as of December 31, 2023	54,897,509	58,584,853	15,519,986	16,668,026	4,832,650	3,337,999	153,841,023

Accumulated depreciation and impairment losses
Balance as of December 31, 2022	(27,513,889)	(22,870,508)	(1,418,040)	(6,230,154)	(53,514)	(1,252,560)	(59,338,665)
Depreciation expense	(2,916,507)	(2,319,289)	—	(626,962)	—	(153,357)	(6,016,115)
Recovery (loss) impairment (Note 17)	765,513	(212,245)	(360,367)	136,123	(132,149)	8,905	205,780
Disposals	625,848	228,151	—	12,898	155	53,098	920,150
Foreign currency translation	3,039,353	1,722,919	5,207	678,512	17,409	158,678	5,622,078
Reclassifications/transfers	1,018,200	(37,711)	85,442	(1,116,754)	—	(12,126)	(62,949)
Balance as of December 31, 2023	(24,981,482)	(23,488,683)	(1,687,758)	(7,146,337)	(168,099)	(1,197,362)	(58,669,721)

Balance as of December 31, 2022	35,293,773	37,417,260	12,044,281	9,123,911	5,145,555	1,972,718	100,997,498
Balance as of December 31, 2023	29,916,027	35,096,170	13,832,228	9,521,689	4,664,551	2,140,637	95,171,302
(1)

Mainly includes: i) Ecopetrol S.A. ongoing projects associated with the Caño Sur, Castilla, Chichimene, Cusiana and Rubiales fields and Barrancabermeja Refinery, ii) Interconexión Eléctrica S.A. E.S.P projects in progress: UPME 09-2016 Copey–Cuestecitas, 500 kV, Copey–Fundación, 220 kV, UPME 04-2019 Transmission line La Loma - Sogamoso 500 kV, Connection of the Alpha and Beta wind farms to the Nueva Cuestecitas substation, Copey Second Circuit Project - Cuestecitas 500kV and asset optimization plan.

(2)	Financial interest is capitalized based on the weighted average rate of borrowing costs.

	Plant	Pipelines,
	and	networks,	Work in
	equipment	and lines	progress	Buildings	Lands	Other	Total
Cost
Balance as of December 31, 2021	57,452,843	55,402,633	10,566,114	9,660,227	4,800,297	3,018,660	140,900,774
Additions/capitalizations (1)	2,433,113	1,331,585	4,496,490	401,079	15,956	89,493	8,767,716
Abandonment cost update (Note 22)	(241,090)	(333,705)	—	(42,730)	—	(3,652)	(621,177)
Capitalized financial interests (2)	62,677	23,155	89,809	7,778	518	2,031	185,968
Exchange differences capitalized	366	135	524	45	3	12	1,085
Disposals	(669,531)	(471,119)	(18,057)	(41,606)	(480)	(50,169)	(1,250,962)
Decrease related to business combination	—	(176,451)	—	37,542	(14,648)	—	(153,557)
Effect of adopting new standards (3)	—	—	18,013	—	—	—	18,013
Foreign currency translation	7,200,073	3,665,015	336,968	635,557	393,059	228,227	12,458,899
Reclassifications/transfers (4)	(3,430,789)	846,520	(2,027,540)	4,696,173	4,364	(59,324)	29,404
Balance as of December 31, 2022	62,807,662	60,287,768	13,462,321	15,354,065	5,199,069	3,225,278	160,336,163
Accumulated depreciation and impairment losses
Balance as of December 31, 2021	(24,698,837)	(19,665,052)	(1,279,600)	(4,059,253)	(67,611)	(1,053,895)	(50,824,248)
Depreciation expense	(2,807,716)	(2,319,775)	—	(423,067)	—	(159,398)	(5,709,956)
Recovery (loss) impairment (Note 17)	504,960	(70,439)	(153,449)	84,478	22,248	11,420	399,218
Disposals	637,049	448,340	755	37,953	41	44,162	1,168,300
Foreign currency translation	(2,737,467)	(1,340,435)	(2,307)	(195,728)	(8,192)	(126,507)	(4,410,636)
Reclassifications/transfers (4)	1,588,122	76,853	16,561	(1,674,537)	—	31,658	38,657
Balance as of December 31, 2022	(27,513,889)	(22,870,508)	(1,418,040)	(6,230,154)	(53,514)	(1,252,560)	(59,338,665)

Balance as of December 31, 2021	32,754,006	35,737,581	9,286,514	5,600,974	4,732,686	1,964,765	90,076,526
Balance as of December 31, 2022	35,293,773	37,417,260	12,044,281	9,123,911	5,145,555	1,972,718	100,997,498
(1)

Mainly includes: i) Ecopetrol S.A. ongoing projects associated with the Caño Sur, Castilla, Chichimene, Cusiana and Rubiales fields, ii) Interconexión Eléctrica S.A. E.S.P projects in progress: UPME 05-2014 Interconexión Costa Caribe 500kV, the UPME 06-2018 project New El Rio 220 kV Substation, and associated transmission lines and the UPME 03-2014 Interconexión Noroccidental 230/500 kV project.

(2)	Financial interest is capitalized based on the weighted average rate of borrowing costs.
(3)	Corresponds to the effect of adopting the IAS 16 amendment in Hocol S.A.
(4)	Includes the activation of the interconnection of the crude plant of the Refinería de Cartagena S.A.S. (IPCC).